Related Parties	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Related Parties
15.	Related Parties

15.1.	Related party transactions

The table below summarizes balances and transactions with related parties outside the group and refers mainly to:

•	assets: (i) accounts receivable for spare parts, aircraft sales and product development, under conditions agreed between the parties, considering the volumes, risks involved and corporate policies (ii) mutual loans to subsidiaries abroad with interest rates compatible with those used by the Company on acquiring resources in foreign currencies (iii) balances of financial investments; and (iv) bank deposits;

•	liabilities: (i) purchase of aircraft components and spare parts, under conditions agreed between the parties, considering the volumes, risks involved and corporate policies (ii) advances received on accountofsales contracts, according to contractual agreements; (iii) commission for sale of aircraft and spare parts (iv) financing for research and product development at market rates for this kind of financing (v) loans and financing; and (vi) mutual loan contracts with the subsidiaries abroad with interest rates equivalent to those used by the Company to acquire similar funding (vii) export financing; and

•	amounts in profit or loss: (i) purchases and sales of aircraft, components and spare parts and development of products for the defense and security market; (ii) financial income from financial investments and mutual loans; (iii) supplementary pension plan.

15.1.1	December 31, 2017

	12.31.2017
	Current		Non-current		Financial Results	Operating Results
	Assets	Liabilities	Assets	Liabilities
Banco do Brasil S.A.	227.2	92.9	330.8	319.5	(0.5)	—
Banco Nacional de Desenvolvimento Econômico e Social – BNDES	—	88.4	—	219.0	(14.7)	—
Caixa Econômica Federal	9.8	—	—	—	23.2	—
Brazilian Air Force	314.1	90.3	—	—	—	(23.7)
Marinha do Brasil	6.6	—	—	—	—	(6.2)
Embraer Prev - Sociedade de Previdência Complementar	—	0.2	—	—	—	(22.9)
Empresa Portuguesa de Defesa – EMPORDEF	—	7.0	—	—	—	—
Brazilian Army	—	11.1	—	—	—	(1.2)
Financiadora de Estudo e Projetos – FINEP	—	15.7	—	64.6	(2.9)	—
Telecomunicações Brasileiras S.A. - Telebrás	—	2.0	—	—	—	40.0

	557.7	307.6	330.8	603.1	5.1	(14.0)

15.1.2	December 31, 2016

	12.31.2016
	Current		Non-current		Financial Results	Operating Results
	Assets	Liabilities	Assets	Liabilities
Banco do Brasil S.A.	64.3	0.3	332.2	413.3	(2.8)	—
Banco Nacional de Desenvolvimento Econômico e Social – BNDES	—	161.4	—	311.5	(18.6)	—
Brazilian Air Force	263.5	84.8	—	—	—	25.6
Marinha do Brasil	34.4	—	—	—	—	(2.7)
Caixa Econômica Federal	153.4	—	—	—	28.5	—
Embraer Prev - Sociedade de Previdência Complementar	—	0.2	—	—	—	(23.2)
Empresa Portuguesa de Defesa – EMPORDEF	—	—	—	5.5	—	—
Brazilian Army	—	16.9	—	—	—	5.0
Financiadora de Estudo e Projetos – FINEP	—	16.8	—	64.7	(2.9)	—
Telecomunicações Brasileiras S.A. - Telebrás	—	148.4	—	—	—	(2.1)

	515.6	428.8	332.2	795.0	4.2	2.6

15.1.3	December 31, 2015

	12.31.2015
	Financial Results	Operating Results
Banco do Brasil S.A.	4.4	—
Banco Nacional de Desenvolvimento Econômico e Social – BNDES	(20.3)	—
Brazilian Air Force	27.3	—
Caixa Econômica Federal	—	(84.9)
Embraer Prev - Sociedade de Previdência Complementar	—	(22.6)
Brazilian Army	—	(4.6)
Financiadora de Estudo e Projetos – FINEP	(2.6)	—
Telecomunicações Brasileiras S.A. - Telebrás	—	21.5

	8.8	(90.6)

15.2.	Brazilian Federal Government - relationship

Through its direct and indirect interests and ownership of a common share, denominated “golden share”, the Brazilian Federal Government is a significant shareholder. At December 31, 2017, in addition to its “golden share”, the Brazilian Federal Government held an indirect stake of 5.37% in the Company’s capital through BNDESPAR, a wholly-owned subsidiary of the Banco Nacional do Desenvolvimento Econômico e Social - BNDES (the Brazilian Development Bank, or “BNDES”), which, in turn, is controlled by the Brazilian Federal Government. Consequently, transactions between Embraer and the Brazilian Federal Government or its agencies meet the definition of related party transactions.

The Brazilian government plays a key role in the Company’s business activities, including as:

•	a major customer for defense products (through the Brazilian Air Force, Army and Navy);

•	a source of research and development financing through technology development institutions such as FINEP and the BNDES;

•	an export credit agency (through the BNDES); and

•	a source of short-term and long-term financing and a provider of asset management and commercial banking services (through Banco do Brasil).

•	Caixa Econômica Federal, an entity controlled by the Federal Government, which in turn has the Golden Share and also has indirect participation through BNDESPAR.

•	Through Visiona Tecnologia Espacial S.A., which is associated with Telecomunicações Brasileiras S.A. - Telebrás.

15.3.	Remuneration of key management personnel:

	12.31.2017	12.31.2016
Short-term benefits (i)	10.1	8.1
Share based payment	2.4	(3.0)
Labor contract termination	1.1	0.8

	13.6	5.9

(i)	Includes wages, salaries, profit sharing, bonuses and indemnities.

Key Management includes members of the statutory Board of Directors and Executive Directors.